STOCKHOLDERS' DEFICIT - Common Stock (Details)		9 Months Ended	12 Months Ended
	Sep. 07, 2022 shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized			72,000,000	72,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			9,999,051	10,782,091
Common stock, shares outstanding			9,999,051	10,782,091
Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Number of Class A common stock issued upon conversion of each share (in shares)		1	1
Class A Common stock | Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Common stock, shares authorized		500,000,000	500,000,000		500,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, number of votes per share | Vote		1	1
Temporary equity, shares issued			33,421,570		33,421,570
Temporary equity, shares outstanding			33,421,570		33,421,570
Common Class A Subject To Redemption | Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Temporary equity, shares issued		3,232,841	33,421,570		33,421,570
Temporary equity, shares outstanding		3,232,841	33,421,570		33,421,570
Number of shares redeemed	30,188,729
Class B Common stock | Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Common stock, shares authorized		50,000,000	50,000,000		50,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued		8,355,393	8,355,393		8,355,393
Common stock, shares outstanding		8,355,393	8,355,393		8,355,393
Common stock, shares subject to conversion, as a percent of issued and outstanding shares (as a percent)		20.00%	20.00%